RELATED PARTY TRANSACTIONS - Acquisition of Vessels From Affiliates of Hemen (Details) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2021 USD ($) vessel	Dec. 31, 2023 vessel	Dec. 31, 2021 newbuilding	Jun. 30, 2021 vessel
Related Party Transaction [Line Items]
Number of newbuildings acquired | vessel		6
Hemen Holdings Ltd
Related Party Transaction [Line Items]
Number of newbuildings acquired | newbuilding			3
Hemen Holdings Ltd | Golden Spray, Golden Fast and Golden Furious
Related Party Transaction [Line Items]
Number of newbuildings acquired | vessel	3
Hemen Holdings Ltd | Dry Bulk Carriers
Related Party Transaction [Line Items]
Debt assumed | $	$ 413.6
Debt assumed, in cash | $	63.0
Debt assumed, sellers credit | $	$ 350.6
Number of vessels acquired under heads of agreement | vessel	15			15